Other Receivable and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Other Receivables And Prepayments Abstract
Prepaid expenses	$ 1,284,586	$ 289,463	$ 223,490	$ 289,463	$ 247,741	$ 57,543
Due from shareholder		504,214	34,136	504,214
Due from related parties	92,553	86,142	110,502	86,142	81,013	57,550
Staff advances	152,389	152,389	30,216	152,389	6,288
Deposits	342,921	99,660	320,475	99,660	21,537	15,526	10,352
Other receivable	3,720		5,274				244,828	$ 582,585
Total	$ 1,876,169	$ 1,131,868	$ 724,093	$ 1,131,868	$ 393,869	$ 840,671	$ 244,828